Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on MHFG Group's Balance Sheets that Relate to its Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2016	Mar. 31, 2016
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 30,952,945	¥ 30,020,743
Loans		75,944,728	77,104,122
Total		196,014,723	193,810,151
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		1,534,505	2,844,653
Trading account liabilities		18,970,314	17,111,142
Total		187,749,746	185,626,960
Maximum exposure to loss		684,000	534,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		70,000	55,000
Investments		348,000	254,000
Loans		210,000	205,000
Total		628,000	514,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		27,000	27,000
Trading account liabilities		1,000	1,000
Total		28,000	28,000
Maximum exposure to loss	[1]	¥ 684,000	¥ 534,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.